The BeeHive Fund
The BeeHive Fund
Investment Objective
The objective of The BeeHive Fund (the "Fund") is capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The BeeHive Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The BeeHive Fund
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.99%
Fee Waiver and/or Expense Reimbursement	[2]	none
Net Annual Fund Operating Expenses		0.99%
[1]	The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 0.25% of the average daily net assets of the Fund as compensation for distribution-related and/or shareholder services. The Trust's Board of Trustees (the "Board") has not approved the payment of any fees by the Fund under the Rule 12b-1 plan. Accordingly, no such fees are currently charged to the Fund. Fees pursuant to the Rule 12b-1 plan may only be imposed upon a Board determination that such fees are in the best interest of the shareholders. There are no current plans to impose 12b-1 fees.
[2]	Spears Abacus Advisors LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% through April 30, 2016 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The BeeHive Fund	101	315	547	1,213

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations. The Advisor defines (1) companies with large market capitalizations as those companies with market capitalizations of more than $5 billion and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least $1 billion but not more than $5 billion. Equity securities include common and preferred stock, warrants, convertible securities and sponsored and unsponsored American Depositary Receipts ("ADRs"). The Fund may also invest in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Advisor as those companies with market capitalizations of less than $1 billion). In addition, the Fund may invest in domestic fixed-income securities, including high-yield securities (or "junk bonds"). From time to time, the Fund's investments may be focused in one or more industries or sectors.

The Advisor seeks to generate superior long-term capital appreciation through a focused portfolio of companies that the Advisor believes to have dynamic businesses with leading and defensible market positions. The management philosophy of the Advisor emphasizes specific security selection rather than asset allocation. The Advisor looks for investments that it believes to offer favorable asymmetric expected-return profiles over the coming three-year period and that possess catalysts to unlock value.

The Advisor conducts proprietary fundamental research to develop an understanding of a business and its position within its industry. In this process, the Advisor analyzes company filings and communicates with company management and industry analysts. The Advisor creates financial models that consider multiple scenarios, including a reasonable worst case scenario. Fund holdings are continuously monitored to ensure that the initial rationale for investment remains. If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding. A Fund holding may also be sold if the valuation exceeds a target, if valuation appears inconsistent with industry comparables or if other investments with higher expected returns become available.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. The Fund's investments in equity securities may include common and preferred stock, warrants, convertible securities and sponsored and unsponsored ADRs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. The Fund's equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons that directly relate to the issuer of a security.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Focused Portfolio Risk. The Fund's portfolio investments may be more heavily weighted in one or more sectors or industries. Negative developments affecting those sectors or industries may result in greater market risk to the Fund than to a fund that is not weighted in those sectors or industries.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic companies, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency and may be subject to foreign withholding and other taxes.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Advisor's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Warrants Risk. Warrants can provide a greater potential for loss than an equivalent investment in the underlying security. The price of a warrant does not necessarily move in tandem with the price of the underlying security, and therefore, a warrant may be highly volatile and speculative. If a warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund from year to year. The table shows how the Fund's average annual returns for one year, five years and since inception compare with those of a broad measure of market performance. Updated performance information is available at www.TheBeeHiveFund.com or by calling (866) 684-4915 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 21.11% for the quarter ended June 30, 2009, and the lowest return was -18.74% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns	1 Year	5 Years	Since Inception	Inception Date
The BeeHive Fund	7.87%	12.50%	9.42%	Sep. 02, 2008
The BeeHive Fund After Taxes on Distributions	6.65%	11.57%	8.69%
The BeeHive Fund After Taxes on Distributions and Sales	5.42%	10.02%	7.56%
The BeeHive Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	10.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.